SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2014
SHARE-BASED PAYMENTS

21. SHARE-BASED PAYMENTS

(a) Options granted by the Group

Options granted to employees of the Group and employees of V1 Group

On October 31, 2011, the Company’s board of directors approved the 2011 Share Option Scheme (the “2011 Share Option Scheme”). On November 15, 2011, the Company’s shareholders approved the 2011 Share Option Scheme. Under the 2011 Share Option Scheme, the Company may issue up to 30,394,955 ordinary shares of the Company to its employees, directors and consultants. The purpose of the 2011 Share Option Scheme is to provide additional incentive and motivation to its employees, directors and consultants, through an equity interest in the Company, to work towards enhancing the value and benefit of the Company. The contractual period of the options granted under the 2011 Share Option Scheme is 10 years.

On February 6, 2012, the Company granted shares options under the 2011 Share Option Scheme to purchase 23,404,120 and 2,431,592 ordinary shares of the Company to its employees and employees of V1 Group, respectively, at an exercise price of US$0.605 per share. These share options have a contractual life of five years. Pursuant to the share options agreement, (i) 25% of the share options are vested and exercisable by each grantee on the first anniversary of the date of grant; and (ii) the remaining 75% of the share options are vested and exercisable by each grantee in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant. Since V1 Group, the ultimate holding company of the Company, is a publicly listed company on the HK Stock Exchange, it or its subsidiary is prohibited to grant share options with exercise price lower than the new issue price of shares on listing unless otherwise approved or waived by the HK Stock Exchange. Any share option granted by the Company during the period commencing six months before the first confidential filing date on Form F-1, or its equivalent for listing on the HK Stock Exchange or an overseas stock exchange, up to the listing date are subject to the above requirement. Except for any waivers that may be granted by the HK Stock Exchange, the exercise price of any share option granted during such period shall be adjusted to a price not lower than the new issue price as the Company’s board of directors may deem appropriate. The exercise price of the share options shall be adjusted to the price of the listing if the price of the listing exceeds $0.605 per share, whereas the exercise price of the share options shall remain unchanged if the price of the listing is less than $0.605 per share or a listing does not take place.

In accordance with ASC 718, the accounting grant date for these share options was February 6, 2012, as the Company and the grantees reached a mutual understanding of the key terms and conditions of the awards when the grantees began to be adversely affected by subsequent changes in the price of the Company’s ordinary shares. The share options granted to the Group’s employees are classified as equity awards which are measured based on the grant date fair value. As a market condition in which the exercise price varies with the price of the Company’s ordinary shares is attached to the share options, the market condition was considered in the estimate of their grant-date fair value. The fair value of each of the share options granted by the Company was RMB0.95 at the grant date. Compensation cost for these awards with a market condition granted to employees of the Group amounting to RMB22,230 (USD3,568) is recognized ratably for each vesting tranche, using the accelerated attribution method, over the requisite service period regardless of whether the market condition is satisfied. RMB11,277, RMB5,686 and RMB1,995 (US$321) were recorded as compensation cost with a corresponding credit to additional paid-in capital for the years ended December 31, 2012, 2013 and 2014, respectively.

ASC 718 does not apply to awards granted by an entity to employees of its controlling parent company. As a result, ASC 718 is not applicable to the share options granted by the Company to employees of V1 Group on February 6, 2012. However, since V1 Group, as the controlling parent of the Company, can always direct the Company to grant share-based awards to its employees, the Company measured the fair value of the shares options granted to employees of V1 Group at the grant date and recognized that amount as a dividend to V1 Group without regard to whether the options are subject to vesting provisions. While this is not consistent with the measurement model for share-based awards granted to nonemployees described in ASC topic 505-50 (“ASC 505-50”), Equity—Equity-Based Payments to Non-Employees, the Company considered the departure from ASC 505-50 was not unreasonable given that the grant of share options to employees of V1 Group was a capital transaction rather than compensation. Accordingly, the grant-date fair value of the share options granted to employees of V1 Group amounting to RMB2,313 was recorded as a one-time deemed dividend distribution to shareholder for the year ended December 31, 2012.

On February 8, 2013, the Company granted options under the 2011 Share Option Scheme to purchase 970,100 ADS of the Company to certain of its employees as at an exercise price of US$6.50 per ADS with a contractual life of five years. Pursuant to the share options agreement, (i) 25% of the share options are vested and exercisable on the first anniversary of the date of grant; and (ii) the remaining 75% of the share options are vested and exercisable in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant. There is a service condition attached to the vesting of the option granted to the employees. RMB1,070 and RMB1,180 (US$190) were recorded as compensation cost with a corresponding credit to additional paid-in capital for the years ended December 31, 2013 and 2014, respectively.

On February 8, 2013, the Company granted options to purchase 2,539,495 and 200,000 shares with a contractual life of five years to an employee and a consultant who became an employee of the Company on March 20, 2013, respectively, at an exercise price of US$0.605 per share with a contractual life of 5 years. Pursuant to the share option agreement, 25% of the share options are vested and exercisable on each of the first to fourth anniversary of the grant date if the grantees continue to provide service to a subsidiary of the Company and this subsidiary achieves predetermined performance conditions. There is a service condition in addition to a performance condition attached to the vesting of these options. In accordance with ASC 718, share-based compensation cost is not recorded before the performance condition is probable to be met. On March 6, 2013, the Company modified the performance condition for the first 25% of the options. Since the performance condition was probable to achieve both before and after the modification, the modification of the performance condition attached to the options was treated as a Type I probable-to-probable modification in accordance with ASC 718 on March 6, 2013. No incremental cost was resulted from the modification as the fair value of the modified award was the same as the fair value of the original award immediately before its performance condition was modified. RMB399 and RMB318 (US$51) were recorded as compensation cost with a corresponding credit to additional paid-in capital for the years ended December 31, 2013 and 2014, respectively.

On January 13, 2014, the Company granted options under the 2011 Share Option Scheme to purchase 417,963 ADS of the Company to certain of its employees as at an exercise price of US$29.03 per ADS with a contractual life of five years. Pursuant to the share options agreement, (i) 25% of the share options are vested and exercisable on the first anniversary of the date of grant; and (ii) the remaining 75% of the share options are vested and exercisable in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant. There is a service condition attached to the vesting of the option granted to the employees. RMB6,985 (US$1,126) was recorded as compensation cost with a corresponding credit to additional paid-in capital for the year ended December 31, 2014.

On January 13, 2014, the Company granted options under the 2011 Share Option Scheme to purchase 1,811,854 ADS of the Company to certain of its employees at an exercise price of US$29.03 per ADS share with a contractual life of three years and eight months. Pursuant to the share option agreement, 33% of the share options are vested and exercisable on each of the first to third anniversary of the grant date if the grantees continue to provide service to the Group and the Group achieves predetermined annual profit targets in 2014, 2015 and 2016. There is a service condition in addition to a performance condition attached to the vesting of these options. In accordance with ASC 718, share-based compensation cost is not recorded before the performance condition is probable to be met. On October 8, 2014 and October 9, 2014, the Company modified the share-based awards through the cancellation of the options accompanied by the concurrent grant of warrants to the same employees with higher predetermined annual profit targets for years 2014, 2015 and 2016 at a lower exercise price (Note 21(c)). Each warrant allows the holder to purchase one ADS of the Company at US$20.23 per ADS with a contractual life of three years. Pursuant to the warrant agreements, 33% of the warrants are vested and exercisable on each of the first to third anniversary of the grant date if the grantees continue to provide service to the Group and the Group achieves predetermined annual profit targets in 2014, 2015 and 2016. There is a service condition in addition to a performance condition attached to the vesting of these warrants. The modification of vesting conditions and exercise price was intended to provide additional motivation to the employees.

In accordance with ASC 718, share-based compensation cost is not recorded before the performance condition is probable to be met. As the performance conditions are subject to external market factors which are outside the control of the Company, the Company concluded that it was not probable for the original and the modified vesting conditions to be achieved at the grant date and the modification date, respectively. As a result, the modification of the annual profit targets attached to the options granted on January 13, 2014 was treated as a Type IV improbable-to-improbable modification in accordance with ASC 718 on October 8, 2014 and October 9, 2014. For a Type IV improbable-to-improbable modification, the original award is treated as cancelled in exchange for a new award. Accordingly, the grant-date fair values of the options were ignored and the modification-date fair value of the warrants of RMB3.43 (US$0.55) was measured, and the recognition of compensation cost was deferred until the predetermined annual profit target in 2014 was achieved on December 31, 2014. RMB12,750 (US$2,055) was recorded as compensation cost with a corresponding credit to additional paid-in capital for the year ended December 31, 2014.

On October 8, 2014, the Company granted options under the 2011 Share Option Scheme to purchase 104,490 ADS of the Company to certain of its employees as at an exercise price of US$20.23 per ADS with a contractual life of five years. Pursuant to the share options agreement, (i) 25% of the share options are vested and exercisable on the first anniversary of the date of grant; and (ii) the remaining 75% of the share options are vested and exercisable in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant. There is a service condition attached to the vesting of the option granted to the employees. RMB793 (US$128) was recorded as compensation cost with a corresponding credit to additional paid-in capital for the year ended December 31, 2014.

The following table summarizes the share options granted to the Group’s employees during the year ended December 31, 2014:

Options granted to employees	Number of shares	Weighted-average exercise price per share	Weighted-average grant-date fair value per share	Weighted-average remaining contractual term	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding, January 1, 2014	35,547,177	3.47	2.50	3.56	267,320
Granted	32,680,298	12.47	4.03
Forfeited	(1,946,755)	3.81	0.95
Exercised	(3,114,524)	3.47	2.55
Cancelled	(25,365,956)	12.64	3.75

Outstanding, December 31, 2014	37,800,240	5.08	3.06	2.92	108,282

Vested and expected to vest at December 31, 2014	37,800,240	5.08	3.06	2.92	108,282
Exercisable at December 31, 2014	13,116,822	3.48	2.44	2.49	58,526

The following table summarizes the share options granted to the employees of V1 Group during the year ended December 31, 2014:

Options granted to employees of V1 Group	Number of shares	Weighted-average exercise price per share	Weighted-average grant-date fair value per share	Weighted-average remaining contractual term	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding, January 1, 2014	2,194,163	3.81	0.95	3.10	15,749
Granted	—	—	—
Forfeited	—	—	—
Exercised	(168,476)	3.81	0.95

Outstanding, December 31, 2014	2,025,687	3.81	0.95	2.10	8,379

Vested and expected to vest at December 31, 2014	2,025,687	3.81	0.95	2.10	8,379
Exercisable at December 31, 2014	1,436,786	3.81	0.95	2.10	5,943

Options granted to non-employees of the Group

On February 8, 2013, the Company granted options under the 2011 Share Option Scheme to purchase 60,000 ADS to a third-party individual consultant who provides consultancy service to the Company, at an exercise price of US$6.50 per ADS with a contractual life of five years. Pursuant to the share options agreement, (i) 25% of the share options are vested and exercisable on the first anniversary of the date of grant; and (ii) the remaining 75% of the share options are vested and exercisable in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant. Although the options have an explicit vesting condition, there are no service, performance or market conditions attached to the vesting of these options. As a result, the vesting condition is merely a delayed exercisability provision. RMB308 was fully recorded as compensation cost with a corresponding credit to additional paid-in capital on the grant date during the year ended December 31, 2013.

The following table summarizes the share options granted to non-employees of the Group during the year ended December 31, 2014:

Options granted to non-employees	Number of shares	Weighted-average exercise price per share	Weighted-average grant-date fair value per share	Weighted-average remaining contractual term	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding, January 1, 2014	840,000	2.92	5.12	4.10	6,781
Granted	—
Forfeited	—
Exercised	—

Outstanding, December 31, 2014	840,000	2.92	5.12	3.10	4,226

Vested and expected to vest at December 31, 2014	840,000	2.92	5.12	3.10	4,226
Exercisable at December 31, 2014	367,500	2.92	5.12	3.10	1,849

The aggregate intrinsic value is calculated as the difference between the exercise prices of the underlying awards and the fair value of the Company’s ordinary shares as of December 31, 2014, for those awards that have an exercise price below the fair value of the Company’s ordinary shares.

As of December 31, 2014, total unrecognized share-based compensation cost of RMB32,406 (US$5,223), net of estimated forfeitures, is expected to be recognized over a weighted-average period of 3.14 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures. To the extent the actual forfeiture rate is different from original estimate, actual share-based compensation costs related to these awards may be different from expectation.

The grant date fair value of the equity awards granted during the years ended December 31, 2012, 2013 and 2014 was estimated using the Monte Carlo simulation model, the binomial option pricing model and the binomial option pricing model, respectively, with the following assumptions:

	February 6, 2012	February 8, 2013	January 13, 2014	January 13, 2014 (performance based)	October 8, 2014
Risk-free interest rate	0.75%	0.79%~0.84%	1.58%	0.27%~1.02%	1.55%
Dividend yield	2.00%	—	—	—	—
Expected volatility rate	51.64%	49.43%~ 50.02%	49.36%	44.77%~ 48.68%	55.73%
Weighted-average expected life	5.00	5.00	5.00	1.67~3.67	5.00
Estimated forfeiture rate	—	—	—	—	—
Suboptimal exercise factor	Not applicable	2	2	2	2.5
Fair value of the Company’s ordinary shares	RMB3.25	US$0.24~US$0.66	US$2.07	US$2.07	US$1.45

(b) Restricted share units

On August 24, 2011, the Company granted 1,220,000 RSUs, with a performance condition of an IPO attached, to certain senior management and directors at the subscription price of US$0.001 per share. On March 16, 2012, the Company granted 639,000 RSUs, with a performance condition of an IPO attached, to certain senior management and directors at a subscription price of US$0.001 per share. The transferability of the 1,220,000 and 639,000 RSUs is restricted. Pursuant to the RSU subscription agreements, 25% of the RSUs will vest and become transferable upon each of: (i) the consummation of the IPO of the securities of the Company on an internationally recognized stock exchange (the “IPO Date”); (ii) the first anniversary of the IPO Date; (iii) the second anniversary of the IPO Date; and (iv) the third anniversary of the IPO Date. If the IPO is not consummated by December 31, 2014, the Company is required to repurchase all of the RSUs at the purchase price of US$0.001 per share. There is a service condition in addition to the performance condition attached to the vesting of the RSUs, as the unvested restricted shares shall be subject to repurchase in the event of the termination of service unless otherwise agreed by the Company and the grantees. Since a performance condition of an IPO is attached with the vesting of the RSUs, share based compensation cost is not recorded before the performance condition of an IPO is met.

On August 20, 2012, the Company modified the original vesting conditions of the RSUs granted on August 24, 2011 and March 16, 2012 to be: 25% of the RSUs will vest upon each of (i) the consummation of the Listing (the “Listing Date”); (ii) the first anniversary of the Listing Date; (iii) the second anniversary of the Listing Date; and (iv) the third anniversary of the Listing Date. Except for the vesting conditions, other conditions of the RSUs remained unchanged. The modification of vesting conditions was intended to provide additional motivations to the employees. On September 25, 2012, the Company completed the Listing and the performance condition attached to the RSUs was met.

As both the IPO and the Listing are outside of the control of the Company, management concluded at the grant date and the modification date that it is not probable that the original vesting conditions and the modified vesting conditions will be achieved, respectively. As a result, the modification of the performance condition attached to the RSUs was treated as a Type IV improbable-to-improbable modification in accordance with ASC 718 on August 20, 2012. For a Type IV improbable-to-improbable modification, the original award is treated as cancelled in exchange for a new award. Accordingly, the grant-date fair values of the RSUs were ignored and the modification-date fair value of RMB3.68 (US$0.59) was measured, and the recognition of compensation cost was deferred until the performance condition of the Listing was met on September 25, 2012. RMB2,798, RMB2,460 and RMB989 (US$159) were recorded as compensation cost with a corresponding credit to additional paid-in capital for the years ended December 31, 2012, 2013 and 2014, respectively.

The following table summarizes the RSUs granted by the Company for the year ended December 31 2014:

RSUs granted by the Company	Outstanding RSUs	Weighted average grant date fair value
		RMB
Unvested, January 1, 2014	877,742	3,233
Granted	—	—
Cancelled	—	—
Vested	(432,402)	(1,593)
Forfeited	(12,938)	(48)

Unvested, December 31, 2014	432,402	1,592

As of December 31, 2014, total unrecognized compensation cost for the RSUs of RMB372 (US$60), net of estimated forfeitures, is expected to be recognized over the weighted average period of 0.73 year.

The total fair value of the RSUs vested during the years ended December 31, 2012, 2013 and 2014 was RMB3,234, RMB2,331 and RMB4,567 (US$736), respectively.

(c) Warrants issued by the Group

Warrants issued to employees of the Group

On January 13, 2014, the Company issued 78,000 warrants to an employee. Each warrant allows the employee to purchase one ADS of the Company at US$29.03 per ADS with a contractual life of four years. Pursuant to the warrant agreement, (i) 26,000 warrants are exercisable on or after January 1, 2015 and when the Company fulfills certain market conditions; (ii) 26,000 warrants are exercisable on or after January 1, 2016 and when the Company fulfills certain market conditions; and (iii) 26,000 warrants are exercisable on or after January 1, 2017 and when the Company fulfills certain market conditions. RMB3,059 (US$493) was recorded as compensation cost with a corresponding credit to additional paid-in capital for the year ended December 31, 2014.

On January 26, 2014, the Company issued 136,500 warrants to the chairman of the board of directors, Dr. Lijun Zhang. Each warrant allows Dr. Lijun Zhang to purchase one ADS of the Company at US$29.34 per ADS with a contractual life of five years. Pursuant to the warrant agreement, these warrants vest over a four-year period, with 25% of the warrants to vest and become exercisable on each of the first, second, third and fourth anniversaries of the grant date. RMB2,331 (US$376) was recorded as compensation cost with a corresponding credit to additional paid-in capital for the year ended December 31, 2014.

On April 1, 2014, the Company issued 600,000 warrants to the vice-chairman of the board of directors, Mr. Hendrick Sin. Each warrant allows Mr. Hendrick Sin to purchase one ADS of the Company at US$29.03 per ADS with a contractual life of five years. Pursuant to the warrant agreement, these warrants vest over a four-year period, with 25% of the warrants to vest and become exercisable on each of the first, second, third and fourth anniversaries of the grant date. RMB6,334 (US$1,021) was recorded as compensation cost with a corresponding credit to additional paid-in capital for the year ended December 31, 2014.

On October 8, 2014, the board of directors approved a modification to reduce the exercise price of the 78,000 warrants that were granted to an employee on January 13, 2014 to US$20.23 per ADS, which is the closing price of the Company’s ADSs on October 8, 2014. Other terms of the warrants remain unchanged. In accordance with ASC 718, an incremental compensation cost amounting to RMB763 (US$123), which was the difference between the fair value of the modified award and the fair value of the original award on the modification date, was measure and to be recognized ratably for each vesting tranche over the remaining requisite service period. RMB79 (US$13) was recorded as incremental compensation cost with a corresponding credit to additional paid-in capital for the year ended December 31, 2014.

On October 9, 2014, the board of directors approved a modification to reduce the exercise price of the 736,500 warrants that were granted by the Company to Dr. Lijun Zhang and Mr. Hendrick Sin on January 26, 2014 and April 1, 2014, respectively, to US$20.23 per ADS, which is the closing price of the Company’s ADSs on October 8, 2014. Other terms of the warrants remain unchanged. In accordance with ASC 718, an incremental compensation cost amounting to RMB8,660 (US$1,396), which was the difference between the fair value of the modified award and the fair value of the original award on the modification date, was measured and to be recognized ratably for each vesting tranche over the remaining requisite service period. RMB572 (US$92) was recorded as incremental compensation cost with a corresponding credit to additional paid-in capital for the year ended December 31, 2014.

The following table summarizes the warrants granted to the Group’s employees during the year ended December 31, 2014:

Warrants granted to employees	Number of shares	Weighted-average exercise price per share	Weighted-average grant-date fair value per share	Weighted-average remaining contractual term	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding, January 1, 2014	—
Granted	36,768,956	8.88	2.72	4.18	—
Forfeited	—
Exercised	—
Cancelled	—

Outstanding, December 31, 2014	36,768,956	8.88	2.72	3.18	—

Vested and expected to vest at December 31, 2014	19,858,314	8.88	2.75	2.69	—
Exercisable at December 31, 2014	—	—	—	—	—

The aggregate intrinsic value is calculated as the difference between the exercise prices of the underlying awards and the fair value of the Company’s ordinary shares as of December 31, 2014, for those awards that have an exercise price below the fair value of the Company’s ordinary shares.

As of December 31, 2014, total unrecognized share-based compensation cost of RMB46,703 (US$7,527), net of estimated forfeitures, is expected to be recognized over a weighted-average period of 4.20 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures. To the extent the actual forfeiture rate is different from original estimate, actual share- based compensation costs related to these awards may be different from expectation.

The grant date fair value of the warrants granted during the year ended December 31, 2014 was estimated using the binomial option pricing model with the following assumptions:

	January 13, 2014	January 26, 2014	April 1, 2014	October 8, 2014 and October 9, 2014
Risk-free interest rate	0.98%	1.32%	1.38%	0.07%~0.87%
Dividend yield	—	—	—	—
Expected volatility rate	55.17%	55.00%	55.75%	47.88%~52.58%
Weighted-average expected life	3.26	4.30	4.48	0.93~2.93
Estimated forfeiture rate	—	—	—	—
Fair value of the Company’s ordinary shares	US$1.45	US$1.37	US$1.37	US$1.37~US$1.45

Warrants issued to consultants

On February 7, 2013, the Company issued 500,000 warrants to an external consultant in exchange for its financial advisory service. Each warrant allows the consultant to purchase one ADS of the Company at US$8.50 per ADS. The exercise period commences on the date of issuance and expires on February 7, 2018. Pursuant to the warrant agreement, 250,000 warrants immediately vested upon issuance and the remaining 250,000 warrants will be vested on December 31, 2013 if the Company continues to retain the consultant as its financial advisor. However, the Company may, at its sole discretion, terminate the consultant as its financial advisor without cause. On September 23, 2013, the Company terminated the consultant as its financial advisor and cancelled the second batch of the 250,000 unvested warrants. In accordance with ASC 505-50, the measurement date for the vested 250,000 warrants was February 7, 2013. The warrants issued to the consultant are classified as equity awards and measured based on the measurement date fair value of RMB0.01 per warrant. During the year ended December 31, 2013, 166,750 warrants were exercised.

On June 25, 2013, the Company issued 100,000 fully vested warrants to an external consultant in exchange for its financial advisory service. Each warrant allows the consultant to purchase one ADS of the Company at US$12.92 per ADS. The exercise period commences on the date of issuance and expires on June 25, 2015. The exercise of these 100,000 warrants is subject to certain market conditions. In accordance with ASC 505-50, the measurement date for the vested 100,000 warrants was June 25, 2013. The warrants issued to the consultant are classified as equity awards and measured based on the measurement date fair value of RMB0.02 per warrant.

On August 5, 2013, the Company issued 100,000 fully vested warrants to Champion Plus, as payment for services rendered by Champion Plus on the issuance of the Company’s ordinary shares in a private placement. Each warrant allows Champion Plus to purchase one ADS of the Company at US$10 per ADS. The exercise period commences six months after the issuance and expires on August 5, 2015. In accordance with ASC 505-50, the measurement date for the vested 100,000 warrants was August 5, 2013. The warrants issued to Champion Plus are classified as equity awards and are measured based on the measurement date fair value of RMB0.04 per warrant. The total fair value of the warrants amounting to RMB3,582 was recognized as equity issuance cost, which was netted against the offering proceeds from the private placement during the year ended December 31, 2013.

On September 27, 2013, the Company issued 100,000 fully vested warrants to an external consultant in exchange for its financial advisory service. Each warrant allows the consultant to purchase one ADS of the Company at US$15.6 per ADS. The exercise period commences on the date of issuance and expires on September 27, 2015. The exercise of these 100,000 warrants is subject to certain market conditions. In accordance with ASC 505-50, the measurement date for the vested 100,000 warrants was September 27, 2013. The warrants issued to the consultant are classified as equity awards and measured based on the measurement date fair value of RMB0.01 per warrant.

On April 1, 2014, the Company issued 100,000 fully vested warrants to Champion Plus, as payment for services rendered by Champion Plus for the Company’s public share offering. Each warrant allows Champion Plus to purchase one ADS of the Company at US$24.00 per ADS. The exercise period commences six months after the issuance and expires on September 28, 2016. In accordance with ASC 505-50, the measurement date for the vested 100,000 warrants was April 1, 2014. The warrants issued to Champion Plus are classified as equity awards and are measured based on the measurement date fair value of RMB0.04 per warrant. The total fair value of the warrants amounting to RMB4,176 (US$673) was recognized as equity issuance cost, which was netted against the offering proceeds from the public share offering during the year ended December 31, 2014.

Since all of the warrants granted, except for the 250,000 warrants that were cancelled on September 23, 2013, were fully vested upon issuance, compensation expense of RMB6,557 was immediately recognized with a corresponding credit to additional paid-in capital on the respect grant date of the warrants during the year ended December 31, 2013.

Once performance is complete, the warrants were subject to the requirements of ASC topic 815 (“ASC 815), Derivatives and Hedging, and be reclassified from equity to liability if they met the definition of derivative. In accordance with ASC sub-topic 815-40 (“ASC 815-40”), Derivatives and Hedging: Contracts in Entity’s Own Equity, if a contract could potentially be cash settled, and such settlement is not within the control of the issuer, the derivative is classified as an asset or liability, and changes in fair value are recognized in the statements of comprehensive income. The Company concluded that the warrants could only be physical settled but not net-cash settled. In addition, the Company evaluated ASC 815-40-15 and ASC 815-40-25-7 to ASC 815-40-25-35 and concluded that the warrants are indexed to the Company’s own stock and meet all additional conditions for equity classification. Therefore, the warrants have been classified as equity since their respective issuance date.

The fair value of the warrants granted during the year ended December 31, 2014 at its issuance date was estimated by the Company, with the assistance of an independent valuation firm, using the Black Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.61%
Expected dividend yield	—
Expected volatility rate	48.03%
Weighted average expected life	2.50
Estimated forfeiture rate	—

As of December 31, 2014, the Company has warrants outstanding to purchase an aggregate of 483,250 ADS with an aggregate intrinsic value of RMB14,345. The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the fair value of the Company’s ADS as of December 31, 2014, for those warrants that have an exercise price currently below the fair value of the Company’s ADS.

(d) Determining fair value of awards

During the year ended December 31, 2014, the Company, with the assistance of two independent valuation firms, estimated the grant date fair value of the options, warrants with a service condition, warrants with a market condition and warrants with a performance condition granted by the Company using the binomial option pricing model or the Black Scholes option pricing model. The binomial model and the Black Scholes model require the input of highly subjective assumptions, including the expected stock price volatility, the expected price multiple at which the holder is likely to exercise share options and the expected employee forfeiture rate. The Company uses historical data and future expectations to estimate forfeiture rate. For expected volatility of the options and warrants granted, the Company has made reference to historical volatilities of several comparable companies. The risk-free rate for periods within the contractual life of the options and warrants is based on the U.S. Treasury Bonds and other market information at the date of grant. The dividend yield is based on the expected pay-out ratio.

The Company, with the assistance of an independent valuation firm, estimated the grant-date fair value of the options granted to its employees and the employees of V1 Group using the Monte Carlo simulation model. The Monte Carlo simulation model requires the input of highly subjective assumptions, including the expected stock price volatility, risk-free interest rate, dividend yield, weighted-average expected life of the options and expected employee forfeiture rate. The Company uses historical data and future expectations to estimate forfeiture rate. For expected volatility of the options, the Company has made reference to the historical volatilities of several comparable companies. The risk-free rate for periods within the contractual life of the options is based on the U.S. Treasury Bonds and other market information at the date of grant. The dividend yield is based on the expected pay-out ratio.

Total share-based compensation expense of awards and warrants granted to the Group’s employees, directors and external consultants was recorded in “General and administrative expenses” in the consolidated statements of comprehensive income.